Other assets-Other / Other liabilities - Schedule of Changes In Goodwill Within Other Assets-Other (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Goodwill [Line Items]
Gross carrying amount, Beginning of year	¥ 85,273		¥ 75,162
Accumulated Impairment, Beginning of year	(11,031)		(1,128)
Net carrying amount, Beginning of year	74,242		74,034
Impairment, Changes during year	(2,840)	[1]	(8,293)	[1]
Other, Changes during year	6,335	[2]	8,501	[2]
Gross carrying amount, End of year	92,500		85,273
Accumulated Impairment, End of year	(14,763)		(11,031)
Net carrying amount, End of year	77,737		74,242
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year	79,249		69,846
Accumulated Impairment, Beginning of year	(11,031)		(1,128)
Net carrying amount, Beginning of year	68,218		68,718
Impairment, Changes during year			(8,293)	[1]
Other, Changes during year	5,916	[2]	7,793	[2]
Gross carrying amount, End of year	85,951		79,249
Accumulated Impairment, End of year	(11,817)		(11,031)
Net carrying amount, End of year	74,134		68,218
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year	6,024		5,316
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year	6,024		5,316
Impairment, Changes during year	(2,840)	[1]
Other, Changes during year	419	[2]	708	[2]
Gross carrying amount, End of year	6,549		6,024
Accumulated Impairment, End of year	(2,946)
Net carrying amount, End of year	¥ 3,603		¥ 6,024

[1]	For the year ended March 31, 2013, Nomura recognized an impairment loss on goodwill of \8,293 million within the Wholesale segment. This is due to a decline in fair value of a reporting unit in the Wholesale segment caused by the prolonged economic downturn. For the year ended March 31, 2014, Nomura recognized a impairment loss on goodwill of \2,840 million within Other in Nomura's segment information. This is due to a decline in fair value of a reporting unit caused by the decrease in expected cash flows arising from the changes in the economic environment. These impairment losses were recorded within Non-interest expenses-Other in the consolidated statements of income. The fair values were determined based on a DCF method.
[2]	Includes currency translation adjustments.